LOANS AND ADVANCES (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances
Subtotal	$ 32,593,304	$ 26,740,963
Less: Allowance for credit losses	(45,949)	(27,840)
Total	32,547,355	26,713,123
Financing Receivable, before Allowance for Credit Loss	32,593,304	26,740,963
Financing Receivable, Allowance for Credit Loss	45,949	27,840
Asset Pledged as Collateral
Loans And Advances
Less: Allowance for credit losses	(5,000)	0
Financing Receivable, Allowance for Credit Loss	5,000	0
Margin loans
Loans And Advances
Subtotal	30,621,456	24,681,724
Financing Receivable, before Allowance for Credit Loss	30,621,456	24,681,724
IPO loans
Loans And Advances
Subtotal		89,465
Financing Receivable, before Allowance for Credit Loss		89,465
Other advances
Loans And Advances
Subtotal	1,971,848	1,969,774
Financing Receivable, before Allowance for Credit Loss	1,971,848	1,969,774
Other advances | Asset Pledged as Collateral
Loans And Advances
Subtotal	1,912,570	1,910,670
Financing Receivable, before Allowance for Credit Loss	$ 1,912,570	$ 1,910,670